Share Capital	9 Months Ended
Mar. 31, 2023
Share capital, reserves and other equity interest [Abstract]
Share Capital	Share Capita

Accounting Policy

Share Purchase Warrants

Warrants issued in foreign currencies are classified as derivative liabilities. Upon exercise, in exchange for a fixed amount of common shares, the expected cash receivable is variable due to changes in foreign exchange rates. The Company measures derivative financial liabilities at fair value through profit or loss at initial recognition and in subsequent reporting periods. Fair value gains or losses are recognized in other (losses) gains on the statement of comprehensive income. The fair value of foreign currency share purchase warrants is determined using the quoted market price on the valuation date, which is a Level 1 input. Transaction costs, which are directly attributable to the offering, are allocated to equity and classified as equity financing transaction costs.

Authorized
The authorized share capital of the Company is comprised of the following:

i.Unlimited number of common voting shares without par value.

Each Common Share carries the right to attend and vote at all general meetings of shareholders. Holders of Common Shares are entitled to receive on a pro rata basis such dividends, if any, as and when declared by the Board at its discretion from funds legally available for the payment of dividends. Upon the liquidation, dissolution or winding up of the Company these holders are entitled to receive, on a pro rata basis, the net assets of the Company after payment of debts and other liabilities, in each case subject to the rights, privileges, restrictions and conditions attaching to any other series or class of shares ranking senior in priority to or on a pro rata basis with the holders of Common Shares with respect to dividends or liquidation. The Common Shares do not carry any pre-emptive, subscription, redemption or conversion rights, nor do they contain any sinking or purchase fund provisions.

ii.Unlimited number of Class “A” Shares each with a par value of $1.00. As at March 31, 2023, no Class “A” Shares were issued and outstanding.

Class A shares may be issued from time to time in one or more series, and the directors may fix from time to time, before such issue, the number of Class A shares of each series and the designation, rights and restrictions attached thereto including any voting rights, dividend rights, redemption, purchase or conversion rights, sinking fund or other provisions. The Class A shares rank in priority over
Common Shares and any other shares ranking by their terms junior to the Class A shares as to dividends and return of capital upon liquidation, dissolution or winding up of the Company or any other return of capital or distribution of the assets of the Company.

iii.Unlimited number of Class “B” Shares each with a par value of $5.00. As at March 31, 2023, no Class “B” Shares were issued and outstanding.

Class B shares may be issued from time to time in one or more series, and the directors may fix from time to time, before such issue, the number of Class B shares of each series and the designation, rights and privileges attached thereto including any voting rights, dividend rights, redemption, purchase or conversion rights, sinking fund or other provisions. The Class B shares rank in priority over Common Shares and any other shares ranking by their terms junior to the Class B shares as to dividends and return of capital upon liquidation, dissolution or winding up of the Company or any other return of capital or distribution of the assets of the Company.

(b)     Shares Issued and Outstanding

As at March 31, 2023, 345,269,310 Common Shares (June 30, 2022 – 297,772,238) were issued and fully paid.

As at March 31, 2023, the Company was obligated to issue 435,000 Common Shares with an average price per share of $0.95 for gross proceeds of $0.4 million as settlement for sales previously made under its at-the-market program (“ATM Program”).

(i)    Shares for business combinations
During the nine months ended March 31, 2023, the Company issued 2,614,995 Common Shares with a fair value of $9.7 million to settle contingent consideration relating to milestones achieved pursuant to the business combination of Thrive.
During the year ended June 30, 2022, the Company issued 2,467,421 Common Shares with a fair value of $9.2 million, in connection with the acquisition of Thrive.
(ii)    Shares issued for earn-out payments

During the nine months ended March 31, 2023, the Company issued an aggregate of nil Common Shares for milestone payments in connection with an acquisition completed in a prior year (year ended June 30, 2022 - 193,554 Common Shares in connection with three acquisitions).
(iii)    Shares issued for equity financing

The Company issued the following common shares in the periods indicated:

			US$ equivalence
	Nine months ended March 31, 2023	Year Ended June 30, 2022	Nine months ended March 31, 2023	Year Ended June 30, 2022

Gross proceeds	$75,568	$143,887	$55,381	$113,838
Commission	$1,422	$2,878	$1,107	$2,276
Net proceeds	$74,146	$141,009	$54,274	$111,562
Average gross price	$1.68	$5.50	$1.23	$4.35
Number of shares issued	44,986,253	26,161,388

On June 1, 2022, the Company completed an offering of 70,408,750 units of the Company (“June 2022 Offering”) for gross proceeds of approximately $218.2 million (US$172.5 million). The Company paid commissions and issuance costs of $9.9 million for net proceeds of $208.3 million. Each unit consists of one Common Share and one common share purchase warrant (“June 2022 Offering Warrant”) of the Company. Each June 2022 Offering Warrant entitles the holder to purchase one Common Share of the Company at a price of US$3.20 per share until June 1, 2025 (Note 19(c).

On January 26, 2021, the Company completed an offering of 13,200,000 units (“January 2021 Unit Offering”), including an over-allotment of 1,200,000 units, for gross proceeds of $175.8 million (US$137.9 million). The Company paid commissions and issuance costs of $9.0 million for net proceeds of $166.8 million. Each unit consists of one Common Share and one-half of one Common Share purchase warrant (“January 2021 Offering Warrant”) of the Company. Each whole January 2021 Offering Warrant entitles the holder to purchase one Common Share of the Company at a price of US$12.60 per share until January 26, 2024 (Note 19(c).

On November 16, 2020, the Company completed an offering of 23,000,000 units (“November 2020 Unit Offering”), including an over-allotment of 3,000,000 units, for gross proceeds of $226.2 million (US$172.5 million). The Company paid commissions and issuance costs of $11.8 million for net proceeds of $214.5 million. Each unit consists of one Common Share and one-half of one Common Share purchase warrant (“November 2020 Offering Warrant”) of the Company. Each whole November 2020 Offering Warrant entitles the holder to purchase one Common Share of the Company at a price of US$9.00 per share until March 16, 2024 (Note 19(c).
(c)     Share Purchase Warrants

A summary of warrants outstanding is as follows:

	Warrants	Weighted average exercise price
	#	$
Balance, June 30, 2022	89,124,788	6.72
Balance, March 31, 2023	89,124,788	7.09

In accordance with IAS 32 - Financial Instruments: Presentation, the June 2022 Offering Warrants were determined to be derivative liabilities as the proceeds receivable upon exercise may vary due to fluctuations in the foreign exchange rates. The June 2022 Offering Warrants are recognized at their fair values based on quoted market prices with gains and losses recognized in other gains (losses) (Note 22) on the statements of comprehensive loss. Of the $208.3 million total net proceeds received, $35.6 million was allocated to the warrant derivative liabilities and $172.7 million was allocated to share capital.

In accordance with IAS 32 - Financial Instruments: Presentation, the November 2020 and January 2021 Offering Warrants, which are denominated in U.S. Dollars, were determined to be derivative liabilities as the proceeds receivable upon exercise may vary due to fluctuations in the foreign exchange rates. The Offering Warrants are recognized at their fair values based on quoted market prices with gains and losses recognized in other (losses) gains (Note 22) on the statements of comprehensive loss. Of the $381.2 million total net proceeds received, $74.0 million was allocated to the warrant derivative liabilities and $307.2 million was allocated to share capital.

The following summarizes the warrant derivative liabilities:

					US$ equivalent
	November 2020 Offering	January 2021 Offering	June 2022 Offering	Total	November 2020 Offering	January 2021 Offering	June 2022 Offering	Total
	$	$		$	$	$		$
Balance, June 30, 2021	59,162	29,698	—	88,860	47,726	23,958	—	71,684
Additions	—	—	35,621	35,621	—	—	28,164	28,164
Unrealized losses on derivative liability	(55,148)	(28,167)	(3,869)	(87,184)	(44,613)	(22,770)	(3,520)	(70,903)
Balance, June 30, 2022	4,014	1,531	31,752	37,297	3,113	1,188	24,644	28,945
Unrealized losses on derivative liability	(3,939)	(1,486)	(22,238)	(27,663)	(3,059)	(1,155)	(17,603)	(21,817)
Balance, March 31, 2023	75	45	9,514	9,634	54	33	7,041	7,128

The following table summarizes the warrants that remain outstanding as at March 31, 2023:

Exercise Price ($)	Expiry Date	Warrants (#)
4.38 - 41.88 (2)	January 26, 2024 - November 30, 2025	88,596,596
112.46 - 116.09 (1)	August 9, 2023 to August 22, 2024	528,192
		89,124,788
(1)Includes the November 2020 and January 2021 Offering Warrants exercisable at US$9.00 and US$12.60, respectively.
(2)Includes the June 2022 Offering Warrants exercisable at US$3.20.